UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: January 31, 2013

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

ANNUAL REPORT DATED JANUARY 31, 2013

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Capital Income Fund	3-5
Growth Fund	6-9
Income Fund	10-13
Core Income Fund	14-16
Value Fund	17-20
Master Allocation Fund	21-22

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25-26

Financial Highlights
Capital Income Fund	27-29
Growth Fund	30-31
Income Fund	32-34
Core Income Fund	35-36
Value Fund	37-38
Master Allocation Fund	39-40

Notes to Financial Statements	41-51

Report of Independent Registered Public Accounting Firm	52

Expense Examples	61

Other Information	63

Dear Fellow Shareholders,

Welcome to our annual report for the year ended January 31, 2013. In this report, you will find commentary from the investment team, as well as a listing of portfolio holdings, financial statements and highlights, and detailed information about the performance and positioning of the API Funds.

Our strategy for success involves a long term horizon, broad diversification, and a commitment to analyze market risk and reward based on discipline—not emotion.

The following chart lists the performance returns for the six API Funds as of January 31 2013.

FUND NAME	Inception Date	One Year	Three Year	Five Year	Ten Year/ *Since Inception
API Efficient Frontier Capital Income Fund—Class A	4/13/1998	12.09%	11.92%	3.02%	8.97%
API Efficient Frontier Capital Income Fund—Institutional	7/1/2004	12.63%	12.48%	3.50%	*7.08%
API Efficient Frontier Capital Income Fund—Class L	7/1/2004	11.49%	11.36%	2.50%	*6.04%
API Efficient Frontier Core Income Fund—Class A	7/2/1997	7.19%	8.96%	-1.58%	7.81%
API Efficient Frontier Core Income Fund—Class L	7/1/2004	6.10%	7.86%	-2.58%	*3.01%
API Efficient Frontier Growth Fund—Class L	6/14/1985	15.91%	13.91%	1.86%	8.84%
API Efficient Frontier Growth Fund—Class A	7/1/2004	17.11%	15.06%	2.88%	*6.13%
API Efficient Frontier Income Fund—Class A	7/2/1997	17.09%	10.47%	11.32%	6.13%
API Efficient Frontier Income Fund—Institutional	4/1/2010	17.71%	N/A	N/A	*9.60%
API Efficient Frontier Income Fund—Class L	7/1/2004	16.62%	10.16%	10.68%	*6.36%
API Master Allocation Fund—Class A	3/19/2009	11.97%	11.15%	N/A	*19.99%
API Master Allocation Fund—Class L	3/19/2009	11.40%	10.61%	N/A	*19.40%
API Efficient Frontier Value Fund—Class L	11/2/1992	9.84%	9.77%	-1.78%	8.06%
API Efficient Frontier Value Fund—Class A	7/1/2004	10.89%	10.80%	-0.88%	*4.15%

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-544-6060.

The maximum front end load for all funds as disclosed in the prospectus is 5.75%. The Advisor has contractually agreed to defer the collection of fees and/or reimburse expenses, but only to the extent necessary to limit Gross Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend on securities sold short; taxes; indirect expenses incurred by the Underlying Fund in which the Fund invests, and extraordinary expenses) for each fund. As of May 30, 2012, the operating expense ratios for the Income Fund were as follows: Income Fund Class A, 1.81%; Income Fund Class L, 2.31%; Income Fund Institutional Class, 1.31%; Growth Fund Class A, 1.62%; Growth Fund Class L, 2.62%; Capital Income Fund Class A, 1.94%; Capital Income Fund Class L, 2.44%; Capital Income Fund Institutional Class, 1.44%; Core Income Fund Class A, 1.86%; Core Income Fund Class L, 2.86%; Master Allocation Fund Class A, 2.77%; Master Allocation Fund Class L, 3.27%; Value Fund Class A, 1.61%; Value Fund Class L, 2.51%.

ECONOMIC OVERVIEW

The global economic recovery is still slowly proceeding and seems more poised to accelerate than rollover. While typical economic recoveries would see GDP growth north of 5%, this expansion’s anemic growth of around 2% has many believing that this is the best you can expect. We believe that the potential exists for growth to be greater than expected and the stock market to deliver solid returns. There are a number of factors that we think will contribute to a healthier economy and help drive the market higher in 2013.

The Federal Reserve continues to supply monetary stimulus and based on their statements we expect the stimulus to continue. Globally, central banks from the world’s largest economies, including Bank of England, European Central Bank, Bank of China and Bank of Japan, have joined the Federal Reserve in adding around $9 trillion of liquidity into the worldwide marketplace. To put this in perspective, if the central banks were a country unto themselves they would be the world’s second largest economy; second only to the United States at $15 trillion and ahead of China ($7 trillion), Japan ($6 trillion) and Germany ($4 trillion).

The latest Case-Shiller Home Price Index release showed that home prices were up 4.3% year over year on a nationwide measure. Housing starts and sales also show that the general housing market is beginning to experience a recovery. A housing recovery has many positive aspects; from jobs to appliance sales and to domestic manufacturing in a very broad sense.

The advances in energy exploration and production have the potential to provide broad benefits to the U.S. economy and our environment. North America now produces far more natural gas than any other region. Because of this abundant supply of clean burning natural gas, prices here in North America are inexpensive ($3.60 per BTU in the U.S. vs $12 in Europe). Also, gas is not easily transported over oceans resulting in a huge competitive advantage for U.S. factories.

While a case for a positive outlook is compelling, we are well aware that there are many challenges here in the U.S. and around the world. U.S. Debt outstanding at over $16 trillion, budget deficit over $1 trillion, debt ceiling, sequestration spending cuts and an unemployment rate at 7.9% to name a few. While these are no small issues they are in the early innings of being addressed. Some key data shows signs of moving in a positive direction. As the economy continues to gain traction and our strengths become more apparent, these challenges can be more fully addressed. Overall, we think that GDP growth has the ability to break out not only here in the US but globally.

MARKET OVERVIEW

Global economic trends continue to exhibit positive momentum from earlier months and helped sustain investor sentiment in January. The unexpected decline in U.S. economic output for the fourth quarter of last year was mostly due to a sharp fall in government spending and a smaller inventory buildup, while consumer and business spending exceeded forecasts. Also, recent data suggest that U.S. labor market gains during last year were better than earlier estimates. Although looking less likely, if lawmakers succeed in avoiding the automatic spending cuts scheduled for March as well as putting together an agreement to increase the debt ceiling before May, U.S. economic growth could see even better improvement this year. Regardless of Washington politics, the market could continue adding to last year gains and we think there are a number of contributing factors as to why this could occur.

First and foremost is valuation. At a price to earnings multiple of 13.8 the market is trading well below its historical average of 16.2. Eight of the ten sectors are trading at multiples lower than there historical average with the least expensive being the technology sector. The only two sectors trading above their historical average is utilities and telecom. This valuation gap is also a factor that can be seen in stock buybacks, as S&P 500 company share buybacks are up 300% year-over-year and at a 20 month high. Companies are on pace to retire over 4% of the S&P market cap in buybacks alone. Global merger and acquisitions deal volume was up 32% in the 4th quarter of 2012 and is continuing this year. Fueling this growth is the spread between equity cash flow yields and credit yields near 30 year highs.

Bonds produced solid returns as the benchmark 10 year U.S. Treasury yield fell to a record low in July, closing below 1.5%. By the end of the year, yields had climbed but still remain historically low. We believe that investors shouldn’t be surprised if future results are more modest. While we are not expecting a sharp reversal in the bond market, we do think it is prudent to shorten maturities at this juncture. In addition to the unemployment rate at 7.9% and household debt as a percentage of disposable income at 121%, the Federal Reserve announced on September 13th that it would continue to hold short term rates low at least through mid-2015. These factors along with others bode well for rates to increase at a moderate pace as the economy recovers.

GOING FORWARD

We are optimistic that 2013 will be an attractive year for equities. The markets appear to be providing some opportunity to those who can see past the headline doom of what seems daily political posturing. We believe that most investors may be underestimating the growth potential of many companies and countries. Valuation seems attractive especially in light of the historically low interest rates. Companies continue to hold high levels of cash on their balance sheets. These cash levels can be used to pay down debt and strengthening balance sheets, stock buybacks, mergers and acquisitions, or increase dividend rates. Either way, these actions are to the benefit of shareholders.

It is our commitment to you that we will always strive to be diversified and inclusive of the best ideas the worldwide marketplace has to offer. We are principle focused and fact driven with an owner mindset for value. With an open minded and inclusive process that is clear and repeatable, our passion is to identify superior companies with proven, shareholder-oriented management. Our commitment stands today, as it has in the past, to do our best to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management and service.

Thank you again for your continued trust and confidence. We look forward to the future with your support.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. The Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2013

	Principal/ Shares	Value
Europe Large Cap Stocks — 3.5%
ArcelorMittal ADR	10,000	$171,600
Banco Santander SA	13,000	106,340
Muenchener Rueckversicherungs-Gesellschaft AG	7,500	138,075
Royal Dutch Shell PLC	1,800	126,936
Telefonica S.A.	11,000	157,960
Total SA ADR	4,000	217,160

		918,071

Europe Small Cap Stocks — 0.4%
Navios Maritime Partners LP	7,000	103,740

Global Large Cap Stocks — 4.4%
Cenovus Energy, Inc.	6,800	226,033
LyondellBasell Industries NV	2,000	126,840
Sanofi-Aventis ADR	5,000	243,400
Toronto Dominion Bank	3,500	292,390
TransCanada Corp.	6,000	284,220

		1,172,883

Global Mid Cap Stocks — 0.6%
TransAlta Corp.	10,200	164,016

International Large Cap Stocks — 4.6%
BCE, Inc.	7,000	310,940
Eni S.p.A. ADR	6,500	324,545
Sasol Ltd. ADR	5,000	216,150
SeaDrill Ltd.	9,000	357,120

		1,208,755

International Market Indexes — 2.7%
iShares Dow Jones EPAC Select Dividend Index Fund	7,000	244,580
iShares Emerging Markets Dividend Index Fund	3,000	167,100
iShares MSCI Australia Index Fund	12,000	313,440

		725,120

International Mid Cap Stocks — 1.3%
PartnerRe Ltd.	4,000	350,760

Japan Large Cap Stocks — 1.2%
NTT DOCOMO, Inc. ADR	12,000	182,040
Nippon Telegraph & Telephone Corp. ADR	6,500	136,890

		318,930

Latin America Large Cap Stocks — 1.9%
Ecopetrol SA ADR	4,500	284,850
Empresa Nacional de Electricidad SA ADR	4,300	221,923

		506,773

Pacific/Asia Large Cap Stocks — 2.5%
China Petroleum & Chemical Corporation	2,200	267,190
	Principal/ Shares	Value
Chungwa Telecom Co., Ltd.	4,000	$127,880
PetroChina Company Limited	800	113,760
Westpac Banking Corporation	1,000	146,840

		655,670

Pacific/Asia Market Indexes — 3.3%
iShares Asia/Pacific Dividend 30 Index Fund	4,300	241,505
iShares MSCI Pacific ex-Japan Index Fund	6,500	317,135
iShares MSCI Singapore Index Fund	23,000	316,710

		875,350

Scandinavia Large Cap Stocks — 0.9%
Statoil ASA ADR	9,000	238,770

Structured Notes — 2.0%
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	204,930
Morgan Stanley Market Linked Auto-Callable Securities, Variable Rate, due 11/30/2032	$300,000	312,375

		517,305

United Kingdom Large Cap Stocks — 7.3%
Astrazeneca PLC ADR	4,000	192,720
Aviva plc ADR	26,000	304,460
BP plc	7,000	311,640
BT Group plc	4,000	157,840
Diageo Plc ADR	2,400	286,320
Ensco PLC	5,000	317,850
National Grid PLC ADR	2,000	109,840
Tesco plc	7,300	124,173
Vodafone Group PLC	4,600	125,672

		1,930,515

U.S. Large Cap Stocks — 31.3%
Altria Group, Inc.	8,500	286,280
A T & T, Inc.	7,600	264,404
Baxter International, Inc.	4,000	271,360
Blackrock, Inc.	750	177,210
Bristol-Myers Squibb Company	8,500	307,190
CenturyLink, Inc.	4,000	161,800
Chevron Corp.	2,300	264,845
Coca Cola Co.	8,000	297,920
ConAgra Foods, Inc.	9,300	304,017
Dominion Resources, Inc.	2,400	129,864
Dow Chemical Company	9,000	289,800
DTE Energy Co.	2,500	158,275
Duke Energy Corporation	2,100	144,354
Eli Lilly & Co.	6,000	322,140
Enterprise Products Partners L.P.	2,400	136,008
Exelon Corporation	4,100	128,904

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Principal/ Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	5,100	$179,775
General Dynamics Corporation	2,800	185,640
General Mills, Inc.	8,000	335,520
H.J. Heinz Company	2,200	133,386
JPMorgan Chase & Co.	7,000	329,350
Kellogg Corporation	3,000	175,500
Kimberly-Clark Corporation	3,500	313,285
Lockheed Martin Corporation	3,100	269,297
M & T Bank Corp.	2,500	256,725
McDonald’s Corp.	3,000	285,870
Merck & Co., Inc.	7,000	302,750
Norfolk Southern Corp.	4,000	275,480
Omnicom Group, Inc.	4,500	244,260
Paychex, Inc.	8,000	261,040
Procter & Gamble Co.	3,000	225,480
Reynolds American, Inc.	6,500	285,870
Southern Company	2,700	119,421
Sysco Corporation	9,500	301,815
Verizon Communications, Inc.	2,800	122,108

		8,246,943

U.S. Micro Cap Stocks — 5.2%
Calamos Asset Management, Inc.	12,000	125,040
Flushing Financial Corporation	11,000	174,240
Full Circle Capital Corporation	26,000	200,200
Medallion Financial Corp.	13,000	166,270
OceanFirst Financial Corp.	20,000	283,800
SeaCube Container Leasing Ltd.	10,000	229,700
State Auto Financial Corp.	13,000	197,860

		1,377,110

U.S. Mid Cap Stocks — 10.5%
AGL Resources, Inc.	5,500	229,900
Ares Capital Corp.	17,000	304,470
Broadridge Financial Solutions, Inc.	15,000	353,550
Cleco Corporation	3,500	149,625
Erie Indemnity Co.	3,500	249,690
Maxim Integrated Products, Inc.	7,500	235,875
Omega Healthcare Investors, Inc.	10,000	255,600
Pinnacle West Capital Corp.	2,700	144,126
Rayonier, Inc.	6,000	323,040
SCANA Corp.	3,000	140,430
Sonoco Products Co.	6,600	204,534
Valley National Bancorp.	17,860	174,849

		2,765,689

U.S. REIT’s — 6.2%
Agree Realty Corp.	4,400	124,784
Arbor Realty Trust, Inc.	18,000	128,340
	Principal/ Shares	Value
Ares Commercial Real Estate Corp.	7,500	$129,750
Capstead Mortgage Corp.	10,300	127,514
Colony Financial, Inc.	9,000	193,680
Government Properties Income Trust	8,400	208,740
Home Properties, Inc.	4,000	245,880
PennyMac Mortgage Investment Trust	4,800	127,680
Spirit Realty Capital, Inc.	17,400	338,604

		1,624,972

U.S. Small Cap Stocks — 8.2%
HNI Corporation	8,000	252,560
Horace Mann Educators Corporation	16,000	347,840
Laclede Group, Inc.	6,500	259,480
National Health Investors, Inc.	5,000	318,250
Northwest Bancshares, Inc.	20,000	244,000
Speedway Motorsports, Inc.	21,000	343,560
Suburban Propane Partners, L.P.	4,700	198,105
Vanguard Natural Resources, LLC	6,700	186,595

		2,150,390

Total Investments — 98.0% (cost $21,598,869)		25,851,762
Other Assets In Excess Of Liabilities — 2.0%		520,212

Net Assets — 100.0%		$26,371,974

Costfor federal income tax purposes $21,595,859.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$4,503,438
Excess of tax cost over value	(247,535)

Net Appreciation	$4,255,903

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2013

	Shares	Value
Emerging Markets Growth — 2.2%
iShares MSCI Emerging Markets Growth Index Fund	5,000	$287,450
iShares MSCI Emerging Markets Index Fund	6,000	265,320
iShares MSCI Turkey Investable Market Index Fund	2,500	169,050
Market Vectors Vietnam ETF	9,800	209,720

		931,540

Emerging Markets Value — 0.4%
Guggenheim BRIC ETF	4,600	167,854

Europe Large Cap Stocks — 4.8%
ASML Holding N.V.	2,464	185,022
BLDRS Europe 100 ADR Index Fund	9,300	204,600
L’Oreal SA	7,000	207,690
LVMH Moet Hennessey Louis Vuitton SA	6,200	232,810
Nestle SA ADR	2,900	203,928
Roche Holding, Ltd. ADR	3,000	166,440
Siemens AG ADR	1,800	197,136
Syngenta AG ADS	3,000	258,270
Tenaris SA ADR	4,000	168,280
Vanguard MSCI European ETF	3,000	152,790

		1,976,966

Europe Mid Cap Stocks — 0.5%
Core Laboratories N.V.	1,500	191,460

Global Large Cap Stocks — 2.9%
Accenture PLC	3,600	258,804
Cenovus Energy, Inc.	5,500	182,820
iShares MSCI Kokusai Index Fund	4,600	206,264
Lululemon Athletica, Inc.*	2,000	138,000
SAP AG ADS	2,000	164,040
Tim Hortons, Inc.	5,000	250,750

		1,200,678

Global Market Indexes — 0.7%
Vanguard Total World Stock Index Fund	5,500	282,700

Global Mid Cap Stocks — 1.0%
Allied World Assurance Comapny Holdings Ltd.	2,000	169,660
Signet Jewelers Ltd.	3,900	244,062

		413,722

Global Small Cap Stocks — 0.5%
Aircastle Ltd.	14,000	193,200

International Large Cap Stocks — 2.3%
Agrium, Inc.	1,500	170,235
Brookfield Asset Management, Inc.	6,000	221,580
Elan Corporation plc ADR*	13,000	136,630
Potash Corporation of Saskatchewan, Inc.	4,500	191,250
Prothena Corporation plc	317	$1,905
Valeant Pharmaceuticals International, Inc.*	3,600	238,752

		960,352

International Market Indexes — 1.1%
iShares MSCI EAFE Growth Index Fund	2,500	154,925
iShares MSCI EAFE Small Cap Index Fund	7,000	297,080

		452,005

International Mid Cap Stocks — 0.5%
Lazard Ltd.	6,500	225,225

International Small Cap Stocks — 1.3%
Accelrys, Inc.*	21,000	197,820
Mercer International, Inc.*	22,500	178,245
Schweitzer-Mauduit International, Inc.	4,000	162,960

		539,025

Japan Large Cap Stocks — 0.4%
FANUC CORPORATION	6,100	157,819

Japan Small Cap Stocks — 0.5%
iShares Japan Small Cap Index Fund	4,500	204,543

Latin America Large Cap Stocks — 3.8%
BanColombia SA ADR	3,100	215,481
Banco Santander — Chile ADR	6,493	196,089
Brsil Foods SA	11,100	246,420
Enersis SA ADR	12,000	235,800
Fomento Economico Mexicano S.A.B. de C.V. ADR	1,600	172,624
Grupo Televisa SA ADR	9,500	266,095
Sociedad Quimica Minera de Chile ADR	4,000	227,360

		1,559,869

Latin America Market Indexes — 0.6%
iShares S&P Latin American 40 Index Fund	5,500	250,195

Latin America Mid Cap Stocks — 0.8%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	313,215

Pacific/Asia Large Cap Stocks — 2.4%
BHP Billiton Ltd. ADR	2,800	220,416
CNOOC, Ltd. ADR	1,200	246,396
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	248,360
Vanguard MSCI Pacific ETF	5,000	275,100

		990,272

Pacific/Asia Market Indexes — 1.6%
BLDRS Emerging Markets 50 ADR Index Fund	4,900	199,920
iShares MSCI Indonesia Investable Market Index Fund	5,000	153,900
iShares MSCI Malaysia Index Fund	10,200	147,390

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Shares	Value
iShares MSCI Thailand Investable Market Index Fund	2,000	$174,360

		675,570

Pacific/Asia Mid Cap Stocks — 0.4%
New Oriental Education & Technology Group, Inc.	9,000	153,630

Scandinavia Large Cap Stocks — 0.4%
Novo Nordisk A/S ADR	1,000	184,350

Scandinavia Mid Cap Stocks — 0.6%
Autoliv, Inc.	3,500	230,300

United Kingdom Large Cap Stocks — 1.2%
ACE Limited	2,500	213,325
GlaxoSmithKline PLC ADR	6,000	273,660

		486,985

U.S. Large Cap Stocks — 16.9%
Allergan, Inc.	2,000	210,020
Amazon.com, Inc.*	700	185,850
American Tower Corporation	1,700	129,455
AutoZone, Inc.*	350	129,395
Beam, Inc.	3,000	184,020
Broadcom Corp.	5,500	178,475
CarMax, Inc.*	4,400	173,448
CF Industries Holdings, Inc.	1,200	275,004
Coach, Inc.	3,300	168,300
eBay, Inc.*	3,500	195,755
Fluor Corporation	2,900	188,007
FMC Technologies, Inc.*	6,000	284,100
Franklin Resources, Inc.	1,600	219,008
Gilead Sciences, Inc.*	3,600	142,020
Google, Inc.*	250	188,923
Intel Corporation	8,400	176,736
Intuitive Surgical, Inc.*	400	229,752
Laboratory Corporation of America Holdings, Inc.*	2,500	223,750
Liberty Interactive Corporation*	8,000	170,080
Liberty Media Corporation*	1,600	178,416
Liberty Ventures Series A*	4,000	298,520
Lowe’s Companies, Inc.	6,000	229,140
Macy’s, Inc.	4,500	177,795
Monster Beverage Corporation*	3,000	143,700
Moody’s Corp.	2,500	137,050
NetApp, Inc.*	6,000	216,000
Oracle Corp.	7,700	273,427
PPG Industries, Inc.	1,800	248,166
Precision Castparts Corp.	1,500	275,100
Praxair, Inc.	1,300	143,481
QUALCOMM, Inc.	3,500	231,105
Salesforce.com Inc.*	1,500	$258,195
Starz — Liberty Capital*	1,600	25,504
Ventas, Inc.	3,500	232,015
Verisk Analytics, Inc.*	3,000	165,480
Vertex Pharmaceuticals, Inc.*	2,900	129,862

		7,015,054

U.S. Micro Cap Stocks — 8.4%
City Holding Company	4,500	170,055
EnerNOC, Inc.*	11,500	177,675
Envestnet, Inc.*	19,000	264,290
Multimedia Games Holding Company*	11,000	186,340
Myers Industries, Inc.	10,700	158,146
Newport Corp.*	17,000	245,140
Palomar Medical Technologies, Inc.*	13,000	127,010
Park-Ohio Holdings Corp.*	7,300	176,222
PDF Solutions, Inc.*	16,500	247,830
Rudolph Technologies, Inc.*	22,000	296,780
Syneron Medical, Inc.*	15,000	153,300
Tredegar Corporation	11,000	250,910
TriMas Corporation*	5,700	176,073
UFP Technologies, Inc.*	10,000	189,200
U.S. Ecology, Inc.	6,500	154,440
U.S. Physical Therapy, Inc.	6,000	147,600
Virtus Investment Partners, Inc.*	2,500	372,525

		3,493,536

U.S. Mid Cap Stocks — 22.2%
3D Systems Corp.*	2,200	127,270
Amdocs Ltd.*	7,000	249,830
Ansys, Inc.*	2,200	161,920
BE Aerospace, Inc.*	4,500	231,705
Bio-Rad Laboratories, Inc.*	2,500	284,475
Chicago Bridge & Iron Company N.V.	4,200	213,402
Colfax Corporation*	4,100	182,901
Copart, Inc.*	7,000	251,370
CoStar Group, Inc.*	1,800	168,804
Donaldson Company, Inc.	4,500	169,245
Factset Research Systems, Inc.	2,000	185,040
Flowserve Corp.	1,200	188,124
FMC Corp.	3,000	184,410
Genesee & Wyoming, Inc.*	2,200	186,076
GEO Group, Inc.	4,500	146,790
Harris Corp.	3,600	166,320
Hertz Global Holdings, Inc.*	13,500	246,780
Hexcel Corp.*	8,000	214,320
IDEX Corporation	4,500	224,505
Landstar Systems, Inc.	4,300	245,272
Markel Corp.*	400	$190,452

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Shares	Value
Mednax Services, Inc.*	3,000	256,680
Netflix, Inc.*	3,000	495,720
NeuStar, Inc.*	3,900	176,046
NewMarket Corp.	800	204,128
Nu Skin Enterprises, Inc.	4,300	182,148
Oasis Petroleum, Inc.*	4,800	172,224
Panera Bread Co.*	900	143,829
PTC, Inc.*	8,000	185,440
Rackspace Hosting, Inc.*	3,900	293,865
Regal Beloit Corp.	2,200	163,152
ResMed, Inc.	3,100	135,780
Rockwood Holdings, Inc.	5,000	273,650
Steel Dynamics, Inc.	15,000	228,150
Teledyne Technologies, Inc.*	3,000	204,780
Toro Co.	4,500	198,135
Tractor Supply Company	2,000	207,340
Trinble Navigation, Ltd.*	2,200	137,500
Triumph Group, Inc.	3,000	211,110
Towers Watson & Co.	3,700	225,996
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,400	234,768
Wabtec Corp.	2,500	234,050
Waste Connnections, Inc.	6,000	216,120
Western Digital Corporation*	4,500	211,500

		9,211,122

U.S. Small Cap Stocks — 19.6%
Aaron’s, Inc.	8,000	237,200
ADTRAN, Inc.	13,500	272,700
American Vanguard Corp.	4,200	142,380
Biglari Holdings, Inc.*	400	147,552
Centene Corporation*	4,100	176,956
CIRCOR International, Inc.	8,500	352,750
Coinstar, Inc.*	4,000	203,520
Computer Programs & Systems, Inc.	2,900	152,569
CoreLogic, Inc.*	11,000	288,640
Darling International, Inc.*	9,100	153,516
Emulex Corporation*	23,000	175,720
Financial Engines, Inc.*	6,200	206,212
Flowers Foods, Inc.	7,200	193,536
GreatBatch, Inc.*	11,000	291,940
H.B. Fuller Company	5,200	203,216
Iconix Brand Group, Inc.*	8,600	206,830
ICU Medical, Inc.*	4,500	272,025
Inter Parfums, Inc.	8,400	182,364
Interval Leisure Group, Inc.	8,000	158,400
Littlefuse, Inc.	5,000	320,050
Live Nation Entertainment, Inc.*	17,300	177,498
Mentor Graphics Corp.*	10,400	$178,152
Microsemi Corporation*	6,100	127,612
Middleby Corporation*	1,500	212,040
Mobile Mini, Inc.*	9,800	235,200
Mueller Industries, Inc.	2,600	138,736
NIC, Inc.*	8,100	132,030
Parexel International Corp.*	6,500	220,025
PriceSmart, Inc.	2,500	192,525
Quality Systems, Inc.	11,500	209,760
Regis Corporation	8,500	150,875
Sauer-Danfoss, Inc.	5,000	268,350
Simpson Manufacturing Co., Inc.	7,100	230,182
Team, Inc.*	5,800	254,098
Thor Industries, Inc.	5,000	210,400
TrueBlue, Inc.*	12,000	206,280
VCA Antech, Inc.*	9,000	194,400
Western Refining, Inc.	7,000	235,410
Zebra Technologies Corporation*	5,100	220,728

		8,132,377

Total Investments — 98.0% (cost $29,607,898)		40,593,564
Other Assets In Excess Of Liabilities — 2.0%		850,575

Net Assets — 100.0%		$41,444,139

Costfor federal income tax purposes $29,607,898.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$11,215,995
Excess of tax cost over value	(230,329)

Net Appreciation	$10,985,666

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2013

	Principal/ Shares	Value
Emerging Markets Debt — 4.8%
iShares Emerging Markets High Yield Bond Fund	87,000	$4,838,070
iShares JPMorgan USD Emerging Markets Bond Fund	37,000	4,413,730
Market Vectors Emerging Markets High Yield Bond Fund	110,000	3,005,200
PowerShares Emerging Markets Sovereign Debt Portfolio	300,000	9,120,000
WisdomTree Emerging Markets Corporate Bond ETF	28,000	2,247,560

		23,624,560

Global Corporate Bonds — 4.2%
Helios Multi-Sector High Income Fund, Inc.	73,300	458,125
iShares Global ex USD High Yield Corporate Bond Fund	66,000	3,694,350
Managed High Yield Plus Fund, Inc.	498,000	1,080,660
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	26,000	898,300
SPDR Barclays Capital Short Term High Yield Bond ETF	398,500	12,257,860
Wells Fargo Advantage Multi-Sector Income Fund	60,000	973,200
Western Asset Managed High Income Fund, Inc.	180,000	1,153,800

		20,516,295

Global Small Cap Stocks — 0.1%
Ship Finance International Ltd.	30,000	505,800

International Debt — 1.5%
Aberdeen Asia-Pacific Income Fund, Inc.	180,000	1,414,800
Market Vectors International High Yield Bond ETF	210,000	5,806,500

		7,221,300

International Government Bonds — 0.7%
Market Vectors Emerging Markets Local Currency Bond ETF	130,000	3,578,900

Structured Notes — 3.2%
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,098,600
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$1,000,000	1,035,750
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 9/28/2018	$2,764,000	2,951,261
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$3,500,000	3,602,375
Morgan Stanley Market Linked Auto-Callable Securities, Variable Rate, due 11/30/2032	$4,000,000	4,165,000

		15,852,986

U.S. Corporate Bonds — 29.4%
Affiliated Managers Group, Inc., 6.375% Preferred	25,000	$647,500
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	1,020,000
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	754,500
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$200,000	219,000
American Axle & Manufacturing Holdings, Inc., 6.625%, due 10/15/2022	$200,000	209,000
American Axle & Manufacturing Holdings, Inc., 7.75%, due 11/15/2019	$100,000	112,000
American Income Fund, Inc.	130,300	1,137,519
Apollo Investment Corp. 6.625% Preferred	30,000	741,000
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	994,000
Ares Capital Corporation 5.875% Preferred	20,000	498,000
BlackRock Corporate High Yield Fund III, Inc.	108,000	871,560
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,183,095
BlackRock Credit Allocation Income Trust IV	108,975	1,533,278
Cantor Fitzgerald LP, 7.875%, due 10/19/2019	$300,000	313,146
Chesapeake Energy Corp., 6.625%, due 8/15/2020	$200,000	220,500
CONSOL Energy, Inc., 8.25%, due 4/1/2020	$200,000	217,500
Coresite Realty Corp. 7.25% Preferred Series B	10,000	253,700
Credit Suisse Asset Management Income Fund, Inc.	135,000	552,150
Credit Suisse High Yield Bond Fund, Inc.	279,000	912,330
CYS Investments, Inc. 7.75% Preferred Series A	40,000	1,006,400
DaVita HealthCare Partners, Inc., 6.625%, due 11/1/2020	$100,000	109,500
Discover Financial Services 6.5% Preferred Series B	30,000	765,000
Dreyfus High Yield Strategies Fund	243,000	1,049,760
EverBank Financial Corp. 6.75% Preferred Series A	20,000	495,800
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	21,233	518,085
First Trust Strategic High Income Fund II	90,900	1,567,116
Goldman Sachs Capital II Street Notes, Variable Rate, due 6/1/2043	$500,000	408,750
Goodyear Tire & Rubber Co., 8.25%, due 8/15/2020	$200,000	220,500
Guggenhein BulletShares 2014 High Yield Corporate Bond ETF	29,500	785,880

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Principal/ Shares	Value
Guggenhein BulletShares 2015 High Yield Corporate Bond ETF	115,000	$3,071,650
Guggenhein BulletShares 2016 High Yield Corporate Bond ETF	40,000	1,059,200
Guggenhein BulletShares 2017 High Yield Corporate Bond ETF	22,000	585,200
Guggenhein BulletShares 2018 High Yield Corporate Bond ETF	31,000	818,400
Hercules Technology Growth Capital, Inc. 7% Preferred	6,200	159,960
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	40,000	1,024,000
Horizon Technology Finance Corp., 7.375% Senior Notes, due 3/15/2019	5,000	128,150
iShares iBoxx $ High Yield Corporate Bond	250,000	23,417,500
iShares iBoxx $ Investment Grade Corporate Bond	8,500	1,015,070
J. C. Penney Company, Inc., 5.75%, due 2/15/2018	$300,000	268,500
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	19,700	499,395
Jones Group, Inc., 6.875%, due 3/15/2019	$300,000	314,625
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,500	366,560
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	20,000	501,200
Linn Energy, LLC, 6.25%, due 11/1/2019	$100,000	100,250
Manitowoc Company, Inc., 8.5%, due 11/1/2020	$100,000	113,000
Manitowoc Company, Inc., 5.875%, due 10/15/2022	$300,000	303,750
MGM Resorts International, 7.625%, due 1/15/2017	$100,000	110,125
MGM Resorts International, 6.625%, due 12/15/2021	$100,000	103,125
Navios Maritime Holdings, 8.875%, due 11/1/2017	$100,000	99,250
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	761,700
NRG Energy, Inc., 7.875%, due 5/15/2021	$100,000	112,500
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	10,000	258,800
Peabody Energy Corp., 6%, due 11/15/2018	$100,000	105,250
Peabody Energy Corp., 6%, due 11/15/2018	$200,000	210,000
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	30,000	751,500
Peritus High Yield ETF	335,000	16,992,339
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	179,500	18,676,975
PIMCO Total Return ETF	16,000	1,744,640
Pittsburgh Glass Works LLC, 8.5%, due 4/15/2016	$100,000	$98,000
PowerShares Financial Preferred	100,000	1,842,000
PowerShares High Yield Corporate Bond	620,000	11,928,800
Regency Centers Corp. 6% Preferred Series 7	1,515	38,511
Regions Financial Corp. 6.375% Preferred Series A	30,000	746,400
Resource Capital Corporation 8.25% Preferred Series B	30,000	741,900
R. R. Donnelley & Sons Co., 7.25%, due 5/15/2018	$200,000	198,000
Seaspan Corporation 7.95% Preferred Series D	20,000	512,000
Smithfield Foods, Inc., 6.625%, due 8/15/2022	$100,000	109,750
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	35,000	848,400
SPDR Barclays Capital High Yield Bond ETF	748,500	30,553,770
Stifel Financial Corp., 5.375% Senior Notes, due 12/31/2022	11,283	289,635
Summit Hotel Properties, Inc. 7.875% Preferred Series B	10,000	260,000
SunTrust Banks, Inc. 5.875% Preferred Series E	20,000	496,000
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	1,002,000
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	30,000	752,400
Urstatd Biddle Properties, Inc. 7.125% Preferred Series F	30,000	795,000
Webster Financial Corp. 6.4% Preferred Series E	20,000	501,400

		144,703,149

U.S. Government Bonds & Notes — 0.7%
America First Tax Exempt Investors, L.P.	500,000	3,550,000

U.S. Large Cap Stocks — 0.1%
BlackRock Enhanced Capital and Income Fund, Inc.	38,000	495,900

U.S. Micro Cap Stocks — 17.2%
Arlington Asset Investment Corp.	340,000	7,945,800
Ellington Financial LLC	370,000	8,843,000
Fidus Investment Corp.	315,000	5,647,950
Full Circle Capital Corp.	202,000	1,555,400
Golub Capital BDC, Inc.	172,000	2,769,200
Home Loan Servicing Solutions, Ltd.	110,000	2,391,400
Horizon Technology Finance Corporation	300,000	4,611,000
Kohlberg Capital Corporation	453,000	4,684,020
MCG Capital Corp	367,000	1,691,870
Medley Capital Corp.	344,500	5,236,400
Monroe Capital Corporation	10,000	151,000
New Mountain Finance Corporation	248,000	3,720,000

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Principal/ Shares	Value
NGP Capital Resources Company	269,600	$1,962,688
PennantPark Floating Rate Capital Ltd.	114,000	1,515,060
PennantPark Investment Corp.	472,000	5,276,960
Stellus Capital Investment Corp.	20,000	304,800
Student Transportation, Inc.	480,000	3,115,200
TCP Capital Corp.	340,000	5,042,200
THL Credit, Inc.	600,000	8,946,000
TICC Capital Corp.	240,000	2,563,200
WhiteHorse Finance, Inc.	450,000	6,750,000

		84,723,148

U.S. Mid Cap Stocks — 1.5%
Ares Capital Corporation	376,000	6,734,160
Linn Energy, LLC	15,000	583,350

		7,317,510

U.S. Municipal Bonds — 3.6%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	207,650
Market Vectors High-Yield Muni ETF	140,000	4,667,600
PowerShares Build America Bond Portfolio	420,000	12,616,800

		17,492,050

U.S. REIT’s — 20.8%
A G Mortgage Investment Trust, Inc.	277,000	7,035,800
American Capital Agency Corp.	132,000	4,175,160
American Capital Mortgage Investment Corporation	54,000	1,408,320
Anworth Mortgage Asset Corp.	800,000	5,008,000
ARMOUR Residential REIT, Inc.	1,471,000	10,561,780
Apollo Commercial Real Estate Finance, Inc.	98,000	1,711,080
Apollo Residential Mortgage, Inc.	100,000	2,264,000
Chimera Investment Corporation	700,000	2,135,000
Dynex Capital, Inc.	272,000	2,749,920
Invesco Mortgage Capital, Inc.	234,000	5,077,800
Javelin Mortgage Investment Corp.	528,000	10,428,000
MFA Financial, Inc.	464,000	4,171,360
Newcastle Investment Corporation	245,000	2,570,050
New York Mortgage Trust, Inc.	720,000	5,040,000
NorthStar Realty Finance Corp.	684,000	5,335,200
One Liberty Properties, Inc.	91,377	2,017,605
RAIT Financial Trust	400,000	2,756,000
Redwood Trust, Inc.	50,000	955,000
Resource Capital Corp.	697,000	4,335,340
Spirit Realty Capital, Inc.	396,000	7,706,160
Starwood Property Trust, Inc.	166,000	4,256,240
Two Harbors Investment Corp.	298,000	3,701,160
Western Asset Mortgage Capital Corp.	325,000	7,036,250

		102,435,225

U.S. Small Cap Stocks — 8.4%
Apollo Investment Corporation	516,800	$4,651,200
BlackRock Kelso Capital Corporation	210,000	2,240,700
Compass Diversified Holdings	548,000	8,669,360
Fifth Street Finance Corp.	615,000	6,672,750
KKR Financial Holdings LLC	216,000	2,373,840
Solar Capital Ltd.	385,000	9,728,950
Solar Senior Capital Ltd.	102,000	1,901,280
Triangle Capital Corporation	154,000	4,194,960
Vanguard Natural Resources, LLC	25,000	696,250

		41,129,290

Total Investments — 96.2% (cost $442,255,638)		473,146,113
Other Assets in Excess of Liabilities — 3.8%		18,815,474

Net Assets — 100.0%		$491,961,587

Costfor federal income tax purposes $442,511,977.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$33,160,923
Excess of tax cost over value	(2,526,787)

Net Appreciation	$30,634,136

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2013

	Principal/ Shares	Value
Emerging Markets Debt — 30.4%
iShares JP Morgan Emerging Markets Bond Fund	7,500	$894,675
Market Vectors Emerging Markets Local Currency Bond ETF	55,000	1,514,150
Market Vectors Latin America Aggregate Bond ETF	25,000	653,750
PowerShares Emerging Markets Sovereign Debt Portfolio	86,500	2,629,600
WisdomTree Emerging Markets Corporate Bond ETF	2,700	216,729
WisdomTree Emerging Markets Local Debt ETF	8,000	425,520

		6,334,424

Europe Corporate Bonds — 0.5%
Jefferies Group, Inc., 3.875%, due 11/9/2015	$100,000	104,388

Global Corporate Bonds — 13.6%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$100,000	104,918
iShares Barclays Credit Bond Fund	7,500	842,100
Montpelier Re Holdings Ltd., 4.7%, due 10/152022	$100,000	100,690
Vanguard Intermediate-Term Corporate Bond ETF	20,500	1,780,220

		2,827,928

International Debt — 9.0%
Aberdeen Asia-Pacific Income Fund, Inc.	143,000	1,123,980
Market Vectors International High Yield Bond ETF	27,000	746,550

		1,870,530

Structured Notes — 2.9%
Morgan Stanley Contingent Income Auto-Callable Securities, Variable
Rate, due 1/25/2023	$200,000	204,930
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$200,000	207,150
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$200,000	205,850

		617,930

U.S. Corporate Bonds — 38.3%
Advance Auto Parts, Inc., 5.75%, due 5/1/2020	$100,000	109,844
Alcoa, Inc., 6.75%, due 7/15/2018	$100,000	114,452
Arrow Electronics, Inc., 6%, due 4/1/2020	$100,000	111,805
Avnet, Inc., 4.875%, due 12/1/2022	$100,000	101,751
Avon Products, Inc., 5.75%, due 3/1/2018	$100,000	107,783
Bank of America Corp., 5.42%, due 3/15/2017	$100,000	109,465
Best Buy Co., Inc., 3.75%, due 3/15/2016	$100,000	$98,000
BlackRock Credit Allocation Income Trust IV	69,790	981,945
Block Financial LLC, 5.5%, due 11/1/2022	$100,000	102,983
Buckeye Partners, L.P., 4.875%, due 2/1/2021	$100,000	105,513
CenturyLink, Inc., 6.45%, due 6/15/2021	$100,000	109,373
Computer Sciences Corporation, 6.50%, due 3/15/2018	$100,000	115,763
Expedia, Inc., 5.95%, due 8/15/2020	$100,000	110,379
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	4,000	97,600
Ford Motor Co., 9.215%, due 9/15/2021	$100,000	130,500
Goldman Sachs Group, Inc., 5.95%, due 1/18/2018	$100,000	116,295
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	8,000	204,800
Huntington Bancshares, Inc., 7%, due 12/15/2020	$100,000	121,488
Icahn Enterprises, L.P., 8%, due 1/15/2018	$100,000	107,375
iShares iBoxx $ High Yield Corporate Bond Fund	9,000	843,030
iShares iBoxx $ Investment Grade Corporate Bond Fund	7,000	835,940
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	5,000	126,400
Limited Brands, Inc., 8.5%, due 6/15/2019	$100,000	123,500
Masco Corporation, 7.125%, due 3/15/2020	$100,000	115,988
Nasdaq OMX Group, Inc., 5.55%, due 1/15/2020	$100,000	109,887
Newfield Exploration Co., 5.75%, due 1/30/2022	$100,000	110,500
NuStar Logistics L.P., 4.75%, due 2/1/2022	$100,000	95,487
Owens Corning, 9%, due 6/16/2019	$100,000	124,475
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	4,000	100,200
Peritus High Yield ETF	8,500	431,149
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,000	312,150
PowerShares Senior Loan Portfolio	17,000	427,380
Prologis, Inc., 6.625%, due 5/15/2018	$100,000	120,893
SLM Corporation, 7.25%, due 1/25/2022	$100,000	112,250
Weatherford International Ltd., 5.125%, due 9/15/2020	$100,000	107,180
Western Asset Global Corporate Defined Opportunity Fund, Inc.	40,000	825,200

		7,978,723

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Principal/ Shares	Value
U.S. Municipal Bonds — 2.2%
SPDR Nuveen Barclays Build America Bond ETF	7,500	$456,375

Total Investments — 96.9% (cost $19,328,665)		20,190,298
Other Assets in Excess of Liabilities — 3.1%		652,092

Net Assets — 100.0%		$20,842,390

Costfor federal income tax purposes $19,328,665.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$896,243
Excess of tax cost over value	(34,610)

Net Appreciation	$861,633

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2013

	Shares	Value
Emerging Markets Value — 2.1%
iShares MSCI Emerging Markets Value Index Fund	4,500	$229,500
iShares S&P India Nifty 50 Index Fund	3,200	83,136
Vanguard MSCI Emerging Markets ETF	3,500	155,960

		468,596

Europe Large Cap Stocks — 2.0%
BASF SE	1,600	162,000
Koninklijke Philips Electronics N.V.	5,500	170,995
Novartis AG	1,700	115,294

		448,289

Europe Market Indexes — 0.9%
iShares MSCI France Index	4,100	99,753
iShares MSCI Germany Index	1,900	48,849
iShares MSCI Italy Index	3,500	49,700

		198,302

Europe Mid Cap Stocks — 1.0%
Esprit Holdings Ltd.	35,000	98,700
NXP Semiconductors NV*	3,900	116,961

		215,661

Global Large Cap Stocks — 3.8%
AEGON N.V.	20,000	132,600
Bunge Ltd.	2,300	183,218
Credit Suisse Group AG	6,300	186,102
Invesco Holding Co. Ltd.	4,500	122,625
Schlumberger Ltd.	1,500	117,075
Teva Pharmaceutical Industries Ltd.	3,000	113,970

		855,590

Global Mid Cap Stocks — 2.5%
Energy XXI (Bermuda) Ltd.	3,000	93,960
Everest Re Group Ltd.	1,000	115,810
Jazz Pharmaceuticals Plc*	2,100	118,419
Noble Corporation	3,000	121,500
White Mountains Insurance Group Ltd.	190	104,625

		554,314

Global Small Cap Stocks — 1.2%
Altisource Asset Management Corporation*	90	11,318
Altisource Residential Corporation*	300	5,400
Montpelier Re Holdings Ltd.	4,700	114,586
UTi Worldwide, Inc.	9,500	140,220

		271,524

International Market Indexes — 2.1%
iShares MSCI EAFE Value Index Fund	4,800	244,704
Vanguard FTSE All-World Ex-U.S. Index Fund	5,100	238,986

		483,690

International Mid Cap Stocks — 1.0%
DE Master Blenders 1753 NV	9,200	$113,068
McDermott International, Inc.*	9,000	109,530

		222,598

International Small Cap Stocks — 0.5%
Ritchie Bros. Auctioneers, Inc.	5,000	109,550

Large Cap Core Funds — 0.7%
Schwab International Equity ETF	5,400	150,228

Latin America Large Cap Stocks — 0.6%
Companhia de Bebidas das Americas	3,100	145,886

Latin America Market Indexes — 0.6%
iShares MSCI Brazil Index Fund	2,500	141,925

Pacific/Asia Large Cap Stocks — 2.9%
Baidu, Inc.*	950	102,885
China Mobile Limited	2,100	114,870
ICICI Bank Limited	2,600	119,080
KB Financial Group, Inc.*	3,000	105,960
Mitsubishi UFJ Financial Group, Inc.	22,000	124,520
POSCO ADR	1,150	93,679

		660,994

Pacific/Asia Market Indexes — 2.8%
iShares MSCI China Index Fund	3,000	148,740
iShares MSCI India Index Fund	3,200	86,688
iShares MSCI Indonesia Investable Market Index Fund	3,500	107,730
iShares MSCI Philippines Investable Market Index Fund	3,500	130,410
iShares MSCI South Korea Index Fund	850	50,635
Market Vectors Indonesia Index ETF	3,800	110,694

		634,897

Pacific/Asia Mid Cap Stocks — 1.1%
NetEase, Inc.	2,200	102,124
Sims Metal Management, Inc.	14,300	138,424

		240,548

United Kingdom Large Cap Stocks — 1.6%
Delphi Automotive PLC*	3,600	139,176
KeyCorp	12,000	112,800
Unilever PLC	2,800	113,932

		365,908

United Kingdom Small Cap Stocks — 0.7%
WNS Holdings Ltd.*	13,000	165,490

U.S. Large Cap Stocks — 28.7%
Abbott Laboratories	1,500	50,820
AbbVie, Inc.	1,500	55,035
Activision Blizzard, Inc.	9,100	103,649

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Shares	Value
Alcoa, Inc.	11,000	$97,240
Allstate Corporation	2,600	114,140
Ameriprise Financial, Inc.	2,000	132,640
Amgen, Inc.	1,400	119,644
Anadarko Petroleum Corporation	1,550	124,031
Apache Corporation	1,250	104,700
Applied Materials, Inc.	8,800	113,608
Baker Hughes, Inc.	2,100	93,912
Berkshire Hathaway, Inc. Class B*	1,200	116,316
Boeing Company	2,000	147,740
Chubb Corporation	1,400	112,434
Cisco Systems, Inc.	7,500	154,275
ConocoPhillips	2,000	116,000
Corning, Inc.	8,500	102,000
CSX Corporation	4,400	96,932
CVS Caremark Corporation	2,200	112,640
Devon Energy Corporation	1,800	102,942
Dr. Pepper Snapple Group, Inc.	3,300	148,731
Energy Transfer Partners, L.P.	1,036	48,682
FirstEnergy Corp.	2,000	80,980
Franklin Resources, Inc.	800	109,504
Goldman Sachs Group, Inc.	950	140,467
Hershey Company	1,400	111,230
Home Depot, Inc.	1,800	120,456
International Business Machines, Inc.	500	101,535
Intuit, Inc.	1,600	99,808
International Paper Company	3,400	140,828
Johnson & Johnson	1,500	110,880
Las Vegas Sands Corp.	2,600	143,650
Life Technologies Corporation*	2,100	135,849
Lorillard, Inc.	2,400	93,768
Marathon Oil Corporation	3,500	117,635
MasterCard, Inc.	250	129,600
MetLife, Inc.	3,300	123,222
National Oilwell Varco, Inc.	1,500	111,210
Noble Energy, Inc.	1,100	118,569
Nordstrom, Inc.	2,000	110,460
Occedental Petroleum Corporation	1,200	105,924
PepsiCo, Inc.	1,400	101,990
Phillips 66	2,550	154,454
Precision Castparts Corp.	700	128,380
Prudential Financial, Inc.	1,800	104,184
Scripps Networks Interactive, Inc.	1,700	105,009
Sigma-Aldrich Corporation	1,000	77,330
Spectra Energy Corp.	5,900	163,902
State Street Corporation	2,300	127,995
Thermo Fisher Scientific, Inc.	1,900	137,066
Travelers Companies, Inc.	1,600	125,536
United Technologies Corporation	1,200	$105,084
Visa, Inc.	800	126,328
Wal-Mart Stores, Inc.	1,400	97,930
Walt Disney Company	2,000	107,760
Wells Fargo & Company	3,100	107,973
Wynn Resorts Limited	950	118,959

		6,463,566

U.S. Micro Cap Stocks — 3.2%
8 x 8, Inc.*	20,800	137,696
Graham Corporation	5,000	115,850
KMG Chemicals, Inc.	5,500	107,525
Measurement Specialties, Inc.*	3,500	123,550
Rubicon Technology, Inc.*	20,200	135,744
Teche Holding Company	2,500	97,500

		717,865

U.S. Mid Cap Stocks — 24.5%
Albemarle Corporation	1,800	110,358
American Capital, Ltd.*	11,000	146,960
A. O. Smith Corp.	1,900	131,632
Atwood Oceanics, Inc.*	2,300	121,371
Babcock & Wilcox Company	6,000	159,840
Ball Corp.	3,000	133,560
Brinker International, Inc.	3,000	98,220
Brown & Brown, Inc.	4,000	109,360
Carlyle Group LP	4,200	131,208
Coca-Cola Enterprises, Inc.	3,600	125,532
Crown Holdings, Inc.*	2,900	109,794
D.R. Horton, Inc.	5,600	132,496
Eaton Vance Corp.	3,900	141,180
Energizer Holdings, Inc.	1,350	117,464
Federated Investors, Inc.	4,900	115,934
Fidelity National Financial, Inc.	4,000	100,400
Flowserve Corporation	800	125,416
Graco, Inc.	2,500	143,000
Hartford Financial Services Group, Inc.	5,900	146,320
Hasbro, Inc.	2,800	104,636
Helmerich & Payne, Inc.	2,100	135,114
Ingredion, Inc.	3,300	218,031
Kennametal, Inc.	4,000	164,040
Kirby Corporation*	2,000	141,300
Lam Research Corporation*	5,000	205,700
Legg Mason, Inc.	3,900	107,835
Lincoln National Corporation	4,700	136,206
Ocwen Financial Corporation*	2,700	105,219
Owens Corning, Inc.*	3,400	141,678
Pall Corporation	1,800	122,940
Principal Financial Group, Inc.	4,000	124,040

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

January 31, 2013

	Shares	Value
ProAssurance Corp.	1,400	$63,056
PVH Corp.	1,200	142,644
Reinsurance Group of America, Inc.	2,700	154,953
Silgan Holdings, Inc.	2,500	107,250
Stericycle, Inc.*	1,500	141,525
Total System Services, Inc.	3,500	81,375
TRW Automotive Holdings Corp.*	2,400	138,312
URS Corporation	3,500	145,180
Valmont Industries, Inc.	850	123,862
Vulcan Materials Company	2,800	158,368
WABCO Holdings, Inc.*	2,600	162,916

		5,526,225

U.S. Small Cap Stocks — 13.1%
Alere, Inc.*	5,300	112,678
Astec Industries, Inc.*	3,250	114,790
Blount International, Inc.*	8,000	136,400
Community Bank System, Inc.	3,800	107,920
Electronics for Imaging, Inc.*	6,300	142,506
EMC Corporation*	4,200	103,362
Fair Isacc Corporation	3,000	135,210
G-III Apparel Group Ltd.*	4,100	147,149
Hill-Rom Holdings, Inc.	3,200	106,176
Jos. A. Bank Clothiers, Inc.*	2,500	101,350
Kaman Corporation	3,800	138,092
Kraton Performance Polymers, Inc.*	3,800	99,750
Middleby Corporation*	1,050	148,428
Old Dominion Freight Line, Inc.*	3,200	119,295
PolyOne Corporation	5,500	120,120
Post Holdings, Inc.*	4,500	170,955
Primerica, Inc.	3,900	128,231
Rosetta Resources, Inc.*	3,000	159,060
Spectrum Brands Holdings, Inc.	2,500	126,600
Standex International Corporation	2,400	135,960
ValueClick, Inc.*	8,000	163,760
Wendy’s Company	25,000	128,500
Walter Energy, Inc.	2,800	105,140

		2,951,432

Total Investments — 97.6% (cost $18,063,298)		21,993,078
Other Assets in Excess of Liabilities — 2.4%		548,175

Net Assets — 100.0%		$22,541,253

Costfor federal income tax purposes $18,063,298.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$4,164,229
Excess of tax cost over value	(234,449)

Net Appreciation	$3,929,780

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at January 31, 2013 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2013

	Shares	Value
Growth Funds — 34.0%
API Efficient Frontier Growth Fund*	976,965	$11,235,102

Income Funds — 32.5%
API Efficient Frontier Capital Income Fund	261,666	10,767,539

Value Funds — 32.8%
API Efficient Frontier Value Fund*	772,690	10,856,301

Total Investments — 99.3% (cost $21,777,926)		32,858,942
Other Assets in Excess of Liabilities — 0.7%		229,816

Net Assets — 100.0%		$33,088,758

Costfor federal income tax purposes $22,130,452.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$10,728,490
Excess of tax cost over value	—

Net Appreciation	$10,728,490

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2013

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $21,598,869, $29,607,898, $442,255,638, $19,328,665, and $18,063,298, respectively)	$25,851,762	$40,593,564	$473,146,113	$20,190,298	$21,993,078
Investments in affiliated issuers at value (indentified cost of $21,777,926)						$32,858,942
Cash	514,873	858,496	18,535,272	653,028	595,871	282,395
Dividends and interest receivable	43,749	6,990	336,775	53,045	4,617
Receivable for securities sold			394,973		290,420
Receivable for shareholder purchases	25,133	64,363	2,269,891	90	2,184	41,580
Other assets	2,630	3,434	34,803	1,933	1,999	2,873

Total assets	26,438,147	41,526,847	494,717,827	20,898,394	22,888,169	33,185,790

Liabilities
Payable for shareholder redemptions	22,000	2,716	974,181	8,700	1,800	45,277
Accrued distribution fees	8,606	20,478	276,462	14,249	6,805	23,632
Accrued advisory fees	13,191	33,990	157,633	12,403	16,963	8,257
Accrued accounting service fees	3,737	3,416	7,435	3,253	3,264
Payable for securities purchased			1,214,050		300,738
Other accrued expenses	18,639	22,108	126,479	17,399	17,346	19,866

Total liabilities	66,173	82,708	2,756,240	56,004	346,916	97,032

Net assets	$26,371,974	$41,444,139	$491,961,587	$20,842,390	$22,541,253	$33,088,758

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 6)
Class A: Shares outstanding	90,319	1,449,417	15,509,807	304,998	964,739	312,207

Net asset value per share	$40.51	$11.50	$12.24	$13.07	$14.05	$30.39

Maximum offering price per share	$42.98	$12.20	$12.99	$13.87	$14.91	$32.24

Class L: Shares outstanding	214,503	2,377,136	21,064,263	1,381,761	693,608	791,635

Net asset value per share	$39.54	$10.42	$11.81	$12.20	$12.95	$29.81

Institutional Class: Shares outstanding	345,821		4,237,764

Net asset value per share	$41.15		$12.61

Net assets consist of
Paid-in capital	$22,262,123	$35,333,190	$463,152,988	$22,887,474	$23,640,199	$22,494,950
Undistributed net investment income	271,527		709,708	79,260
Accumulated net realized gain (loss) from security transactions	(414,569)	(4,874,717)	(2,791,584)	(2,985,977)	(5,028,726)	(487,208)
Unrealized appreciation on investments	4,252,893	10,985,666	30,890,475	861,633	3,929,780	11,081,016

Net assets applicable to outstanding shares of beneficial interest	$26,371,974	$41,444,139	$491,961,587	$20,842,390	$22,541,253	$33,088,758

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Year Ended January 31, 2013

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment income
Dividends from unaffiliated issuers	$999,168	$566,732	$24,318,819	$818,994	$390,736
Dividends from affiliated issuers						$229,648
Interest	4,038	139	363,530	44,402	78	16

Total income	1,003,206	566,871	24,682,349	863,396	390,814	229,664

Expenses
Investment advisory fees	150,614	375,721	1,168,119	148,188	196,641	94,951
Distribution fees
Class L	78,764	228,602	1,490,842	170,479	78,185	214,730
Class A	17,872		652,925			50,908
Accounting service fees	42,510	38,757	69,203	37,117	37,185
Transfer agent fees	55,241	53,289	372,991	46,276	41,320	49,707
Custodial fees	5,259	6,024	27,184	4,864	6,317	4,498
Professional fees	13,797	16,469	84,225	12,708	13,003	14,597
Registration fees	43,066	31,286	69,148	34,008	32,723	28,447
Trustee fees	4,868	7,425	30,639	4,215	4,514	5,221
Insurance	3,847	6,146	29,589	4,171	4,001	5,331
Shareholder reports	5,736	10,419	77,720	5,742	4,838	10,786
Miscellaneous	19,044	21,005	63,860	12,546	17,173	12,670

Total operating expenses	440,618	795,143	4,136,445	480,314	435,900	491,846

Net investment income (loss)	562,588	(228,272)	20,545,904	383,082	(45,086)	(262,182)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	1,448,575	5,630,643	(145,294)	412,733	2,560,768
Net realized gain (loss) from security transactions in affiliated issuers						(153,545)
Change in unrealized appreciation on investments in unaffiliated issuers	868,524	318,545	28,849,814	505,483	(400,769)
Change in unrealized appreciation on investments in affiliated issuers						3,805,493

Net realized and unrealized gain (loss) on investments	2,317,099	5,949,188	28,704,520	918,216	2,159,999	3,651,948

Net increase (decrease) in net assets resulting from operations	$2,879,687	$5,720,916	$49,250,424	$1,301,298	$2,114,913	$3,389,766

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2013

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$562,588	$(228,272)	$20,545,904	$383,082	$(45,086)	$(262,182)
Net realized gain (loss) from security transactions	1,448,575	5,630,643	(145,294)	412,733	2,560,768	(153,545)
Net change in unrealized appreciation on investments	868,524	318,545	28,849,814	505,483	(400,769)	3,805,493

Increase in net assets resulting from operations	2,879,687	5,720,916	49,250,424	1,301,298	2,114,913	3,389,766

Distributions
From net investment income:
Class A	(62,766)		(8,036,867)	(93,021)
Class L	(108,199)		(9,921,643)	(234,979)
Institutional Class	(303,035)		(1,879,490)

	(474,000)		(19,838,000)	(328,000)

Change in net assets from Fund share transactions:
Class A	(463,184)	(214,841)	107,948,312	(337,475)	(1,305,224)	(2,881,830)
Class L	(71,990)	(1,371,936)	150,736,541	(1,559,563)	(1,252,823)	(87,845)
Institutional Class	(204,959)		40,851,679

Increase (decrease) in net assets resulting from capital share transactions	(740,133)	(1,586,777)	299,536,532	(1,897,038)	(2,558,047)	(2,969,675)

Total increase (decrease) in net assets	1,665,554	4,134,139	328,948,956	(923,740)	(443,134)	420,091
Net assets
Beginning of the year	24,706,420	37,310,000	163,012,631	21,766,130	22,984,387	32,668,667

End of year	$26,371,974	$41,444,139	$491,961,587	$20,842,390	$22,541,253	$33,088,758

Undistributed net investment income	$271,527	—	$709,708	$79,260	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2012

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$529,137	$(393,014)	$9,068,119	$24,178	$(74,935)	$(254,287)
Net realized gain (loss) from security transactions	128,611	2,509,673	(2,232,737)	2,344,595	1,942,705	(296,600)
Net change in unrealized appreciation on investments	(356,531)	(2,900,677)	(6,493,897)	(2,406,522)	(3,051,718)	(260,087)

Increase (decrease) in net assets resulting from operations	301,217	(784,018)	341,485	(37,749)	(1,183,948)	(810,974)

Distributions
From net investment income:
Class A	(301,711)		(3,948,301)
Class C	(112,622)		(4,699,807)
Class D	(68,667)
Institutional Class			(628,892)

	(483,000)		(9,277,000)

Change in net assets from Fund share transactions:
Class A	1,798,938	1,848,514	37,162,340	464,264	2,135,542	2,224,014
Class C	(786,354)	(5,077,204)	41,262,310	496,476	(5,075,857)
Class D	(310,513)
Institutional Class			4,638,291
Class L						3,140,858

Increase (decrease) in net assets resulting from capital share transactions	702,071	(3,228,690)	83,062,941	960,740	(2,940,315)	5,364,872

Total increase (decrease) in net assets	520,288	(4,012,708)	74,127,426	922,991	(4,124,263)	4,553,898
Net assets
Beginning of the year	24,186,132	41,322,708	88,885,205	20,843,139	27,108,650	28,114,769

End of year	$24,706,420	$37,310,000	$163,012,631	$21,766,130	$22,984,387	$32,668,667

Undistributed net investment income	$182,939	—	$1,804	$24,178	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares*
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2013	2012	2011		2009 (3)	2008 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$36.79	$36.36	$30.19	$25.85	$42.82	$47.32

Income from investment operations
Net investment income (1)(4)	0.80	0.71	0.42	0.14	0.52	0.70
Net realized and unrealized gain (loss) on investments	3.59	0.37	6.04	4.33	(15.05)	(1.34)

Total income (loss) from investment operations	4.39	1.08	6.46	4.47	(14.53)	(0.64)

Distributions
From net investment income	(0.67)	(0.65)	(0.29)	(0.13)	(0.39)	(1.08)
From net realized gain on security transactions					(2.05)	(2.78)

Total distributions	(0.67)	(0.65)	(0.29)	(0.13)	(2.44)	(3.86)

Net asset value, end of year/period	$40.51	$36.79	$36.36	$30.19	$25.85	$42.82

Total return (5)	12.09%	3.04%	21.39%	17.27%	(33.18)%	(1.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,659	$3,779	$4,040	$3,795	$3,551	$8,015
Ratio of expenses to average net assets (6)(7)	1.88%	1.92%	2.14%	2.43%	2.40%	1.94%
Ratio of net investment income to average net assets (6)(7)	2.13%	1.99%	1.27%	0.72%	1.83%	1.59%
Portfolio turnover rate (5)	37%	85%	66%	27%	129%	69%

*	Prior to May 30, 2012, Class A shares were referred to as Class D shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2013	2012	2011		2009 (3)	2008 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$35.96	$35.56	$29.56	$25.34	$42.10	$46.66

Income from investment operations
Net investment income (1)(4)	0.60	0.52	0.25	0.04	0.37	0.48
Net realized and unrealized gain (loss) on investments	3.49	0.37	5.89	4.23	(14.77)	(1.32)

Total income (loss) from investment operations	4.09	0.89	6.14	4.27	(14.40)	(0.84)

Distributions
From net investment income	(0.51)	(0.49)	(0.14)	(0.05)	(0.31)	(0.94)
From net realized gain on security transactions					(2.05)	(2.78)

Total distributions	(0.51)	(0.49)	(0.14)	(0.05)	(2.36)	(3.72)

Net asset value, end of year/period	$39.54	$35.96	$35.56	$29.56	$25.34	$42.10

Total return (5)	11.49%	2.56%	20.79%	16.85%	(33.47)%	(1.90)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,482	$7,792	$8,510	$7,610	$8,651	$15,797
Ratio of expenses to average net assets (6)(7)	2.38%	2.42%	2.64%	2.93%	2.90%	2.44%
Ratio of net investment income to average net assets (6)(7)	1.63%	1.49%	0.77%	0.22%	1.33%	1.09%
Portfolio turnover rate (5)	37%	85%	66%	27%	129%	69%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares*
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2013	2012	2011		2009 (3)	2008 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$37.35	$36.89	$30.60	$26.19	$43.34	$47.76

Income from investment operations
Net investment income (1)(4)	1.01	0.91	0.60	0.24	0.68	0.94
Net realized and unrealized gain (loss) on investments	3.64	0.37	6.14	4.39	(15.29)	(1.36)

Total income (loss) from investment operations	4.65	1.28	6.74	4.63	(14.61)	(0.42)

Distributions
From net investment income	(0.85)	(0.82)	(0.45)	(0.22)	(0.49)	(1.22)
From net realized gain on security transactions					(2.05)	(2.78)

Total distributions	(0.85)	(0.82)	(0.45)	(0.22)	(2.54)	(4.00)

Net asset value, end of year/period	$41.15	$37.35	$36.89	$30.60	$26.19	$43.34

Total return (5)	12.63%	3.55%	22.03%	17.63%	(32.93)%	(0.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,231	$13,135	$11,636	$7,114	$3,745	$3,491
Ratio of expenses to average net assets (6)(7)	1.38%	1.42%	1.64%	1.93%	1.90%	1.44%
Ratio of net investment income to average net assets (6)(7)	2.63%	2.49%	1.77%	1.22%	2.33%	2.09%
Portfolio turnover rate (5)	37%	85%	66%	27%	129%	69%

*	Prior to May 30, 2012, Class A shares were referred to as Class D shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.82	$9.85	$7.55	$6.36	$13.93	$14.12

Income from investment operations
Net investment income (loss) (1)(3)		(0.04)	(0.04)	(0.01)	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.68	0.01	2.34	1.20	(6.06)	0.20

Total income from investment (loss) operations	1.68	(0.03)	2.30	1.19	(6.00)	0.24

Distributions
From net investment income						(0.13)
From net realized gain on security transactions					(1.57)	(0.30)

Total distributions					(1.57)	(0.43)

Net asset value, end of year/period	$11.50	$9.82	$9.85	$7.55	$6.36	$13.93

Total return (4)	17.11%	(0.30)%	30.46%	18.71%	(41.06)%	1.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,671	$14,582	$12,975	$9,706	$4,221	$5,016
Ratio of expenses to average net assets (5)(6)	1.51%	1.58%	1.68%	1.88%	1.94%	1.56%
Ratio of net investment income (loss) to average net assets (5)(6)	0.00%	(0.37)%	(0.48)%	(0.28)%	0.80%	0.26%
Portfolio turnover rate (4)	56%	37%	35%	25%	99%	72%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares*
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.99	$9.11	$7.05	$5.98	$13.40	$13.65

Income from investment operations
Net investment loss (1)(3)	(0.09)	(0.12)	(0.12)	(0.06)	(0.01)	(0.10)
Net realized and unrealized gain (loss) on investments	1.52		2.18	1.13	(5.84)	0.19

Total income (loss) from investment operations	1.43	(0.12)	2.06	1.07	(5.85)	0.09

Distributions
From net investment income						(0.04)
From net realized gain on security transactions					(1.57)	(0.30)

Total distributions					(1.57)	(0.34)

Net asset value, end of year/period	$10.42	$8.99	$9.11	$7.05	$5.98	$13.40

Total return (4)	15.91%	(1.32)%	29.22%	17.89%	(41.62)%	0.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,773	$22,728	$28,348	$25,269	$25,772	$56,436
Ratio of expenses to average net assets (5)(6)	2.51%	2.58%	2.68%	2.88%	2.94%	2.56%
Ratio of net investment loss to average net assets (5)(6)	(1.00)%	(1.37)%	(1.48)%	(1.28)%	(0.20)%	(0.74)%
Portfolio turnover rate (4)	56%	37%	35%	25%	99%	72%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.18	$11.90	$11.24	$9.20	$10.27	$10.31

Income from investment operations
Net investment income (1)(3)	0.84	0.79	0.94	0.69	0.66	0.31
Net realized and unrealized gain (loss) on investments	1.00	(0.72)	0.62	2.00	(1.11)	(0.06)

Total income (loss) from investment operations	1.84	0.07	1.56	2.69	(0.45)	0.25

Distributions
From net investment income	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)

Total distributions	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)

Net asset value, end of year/period	$12.24	$11.18	$11.90	$11.24	$9.20	$10.27

Total return (4)	17.09%	0.69%	14.35%	30.00%	(3.25)%	2.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$189,833	$69,653	$36,202	$13,255	$1,276	$912
Ratio of expenses to average net assets (5)(6)	1.24%	1.56%	1.71%	1.20%	1.88%	1.70%
Ratio of net investment income to average net assets (5)(6)	7.20%	7.02%	8.00%	9.47%	7.76%	3.04%
Portfolio turnover rate (4)	40%	86%	42%	33%	92%	98%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares*
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.82	$11.54	$10.92	$8.96	$10.02	$10.10

Income from investment operations
Net investment income (1)(3)	0.76	0.74	0.88	0.59	0.55	0.20
Net realized and unrealized gain (loss) on investments	0.97	(0.69)	0.60	1.96	(1.07)	(0.05)

Total income (loss) from investment operations	1.73	0.05	1.48	2.55	(0.52)	0.15

Distributions
From net investment income	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)

Total distributions	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)

Net asset value, end of year/period	$11.81	$10.82	$11.54	$10.92	$8.96	$10.02

Total return (4)	16.62%	0.50%	14.05%	29.06%	(4.12)%	1.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,675	$83,596	$46,927	$30,042	$19,411	$11,984
Ratio of expenses to average net assets (5)(6)	1.68%	1.81%	1.96%	2.20%	2.88%	2.70%
Ratio of net investment income to average net assets (5)(6)	6.76%	6.77%	7.80%	8.47%	6.76%	2.04%
Portfolio turnover rate (4)	40%	86%	42%	33%	92%	98%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2011 (2)
	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.49	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.94	0.90	0.88
Net realized and unrealized gain (loss) on investments	1.02	(0.74)	0.11

Total income from investment operations	1.96	0.16	0.99

Distributions
From net investment income	(0.84)	(0.86)	(0.80)

Total distributions	(0.84)	(0.86)	(0.80)

Net asset value, end of year/period	$12.61	$11.49	$12.19

Total return (4)	17.71%	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,454	$9,764	$5,756
Ratio of expenses to average net assets (5)(6)	0.68%	0.81%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.76%	7.77%	8.80%
Portfolio turnover rate (4)	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.46	$12.40	$10.39	$8.98	$16.84	$18.45

Income from investment operations
Net investment income (1)(3)	0.34	0.11	0.01	0.07	0.11	0.17
Net realized and unrealized gain (loss) on investments	0.55	(0.05)	2.08	1.41	(7.46)	(0.11)

Total income (loss) from investment operations	0.89	0.06	2.09	1.48	(7.35)	0.06

Distributions
From net investment income	(0.28)		(0.08)	(0.07)		(0.26)
From net realized gain on security transactions					(0.51)	(1.41)

Total distributions	(0.28)		(0.08)	(0.07)	(0.51)	(1.67)

Net asset value, end of year/period	$13.07	$12.46	$12.40	$10.39	$8.98	$16.84

Total return (4)	7.19%	0.48%	20.09%	16.43%	(43.21)%	0.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,986	$4,115	$3,653	$3,303	$2,918	$6,278
Ratio of expenses to average net assets (5)(6)	1.47%	1.53%	1.69%	1.82%	1.77%	1.33%
Ratio of net investment income to average net assets (5)(6)	2.62%	0.91%	0.13%	1.02%	1.03%	0.98%
Portfolio turnover rate (4)	62%	244%	122%	21%	75%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares*
	For the Year Ended January 31			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.66	$11.72	$9.86	$8.54	$16.22	$17.89

Income from investment operations
Net investment income (loss) (1)(3)	0.19	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	0.52	(0.05)	1.95	1.33	(7.17)	(0.10)

Total income from investment operations	0.71	(0.06)	1.86	1.33	(7.17)	(0.10)

Distributions
From net investment income	(0.17)		(0.00)*	(0.01)		(0.16)
From net realized gain on security transactions					(0.51)	(1.41)

Total distributions	(0.17)		(0.00)*	(0.01)	(0.51)	(1.57)

Net asset value, end of year/period	$12.20	$11.66	$11.72	$9.86	$8.54	$16.22

Total return (4)	6.10%	(0.51)%	18.88%	15.58%	(43.76)%	(0.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,856	$17,651	$17,190	$17,008	$16,417	$33,834
Ratio of expenses to average net assets (5)(6)	2.47%	2.53%	2.69%	2.82%	2.77%	2.33%
Ratio of net investment income (loss) to average net assets (5)(6)	1.62%	(0.09)%	(0.87)%	0.02%	0.03%	(0.02)%
Portfolio turnover rate (4)	62%	244%	122%	21%	75%	59%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

*	Amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.67	$12.99	$10.33	$8.48	$16.56	$19.15

Income from investment operations
Net investment income (loss) (1)(3)	0.02	0.02	0.02		0.11	0.17
Net realized and unrealized gain (loss) on investments	1.36	(0.34)	2.64	1.92	(7.95)	(0.36)

Total income from investment operations	1.38	(0.32)	2.66	1.92	(7.84)	(0.19)

Distributions
From net investment income				(0.07)		(0.24)
From net realized gain on security transactions					(0.24)	(2.16)

Total distributions				(0.07)	(0.24)	(2.40)

Net asset value, end of year/period	$14.05	$12.67	$12.99	$10.33	$8.48	$16.56

Total return (4)	10.89%	(2.46)%	25.75%	22.60%	(47.18)%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,556	$13,579	$11,962	$7,838	$4,832	$4,060
Ratio of operating expenses to average net assets (5)(6)	1.64%	1.59%	1.72%	1.93%	1.93%	1.53%
Ratio of net investment income (loss) to average net assets (5)(6)	0.15%	0.16%	0.16%	0.00%	1.11%	1.00%
Portfolio turnover rate (4)	95%	52%	58%	32%	120%	74%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares*
	For the Year Ended January 31,			For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
	2013	2012	2011		2009	2008
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.79	$12.19	$9.79	$8.05	$15.89	$18.53

Income from investment operations
Net investment income (loss) (1)(3)	(0.09)	(0.09)	(0.08)	(0.06)	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.25	(0.31)	2.48	1.82	(7.62)	(0.36)

Total income (loss) from investment operations	1.16	(0.40)	2.40	1.76	(7.60)	(0.34)

Distributions
From net investment income				(0.02)		(0.14)
From net realized gain on security transactions					(0.24)	(2.16)

Total distributions				(0.02)	(0.24)	(2.30)

Net asset value, end of year/period	$12.95	$11.79	$12.19	$9.79	$8.05	$15.89

Total return (4)	9.84%	(3.28)%	24.51%	21.83%	(47.67)%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,986	$9,405	$15,147	$13,969	$14,763	$36,190
Ratio of operating expenses to average net assets (5)(6)	2.54%	2.49%	2.62%	2.83%	2.83%	2.43%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.75)%	(0.74)%	(0.74)%	(0.90)%	0.21%	0.10%
Portfolio turnover rate (4)	95%	52%	58%	32%	120%	74%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,			For the Period Ended
	2013	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$27.14	$27.41	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.14)	(0.13)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	3.39	(0.14)	5.52	7.45

Total income (loss) from investment operations	3.25	(0.27)	5.28	7.13

Net asset value, end of year/period	$30.39	$27.14	$27.41	$22.13

Total return (4)	11.97%	(0.99)%	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,488	$11.389	$9,407	$3,035
Ratio of expenses to average net assets (5)(6)	1.22%	1.23%	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.49)%	(0.49)%	(0.96)%	(1.74)%
Portfolio turnover rate (4)	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,			For the Period Ended
	2013	2012	2011	January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$26.76	$27.16	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.27)	(0.26)	(0.36)	(0.42)
Net realized and unrealized gain (loss) on investments	3.32	(0.14)	5.49	7.45

Total income (loss) from investment operations	3.05	(0.40)	5.13	7.03

Net asset value, end of year/period	$29.81	$26.76	$27.16	$22.03

Total return (4)	11.40%	(1.47)%	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,601	$21,280	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.72%	1.73%	1.95%	2.97%
Ratio of net investment income to average net assets (5)(6)	(0.99)%	(0.99)%	(1.46)%	(2.24)%
Portfolio turnover rate (4)	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2013

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A and Class L shares. In addition, the Capital Income Fund and the Income Fund offer Institutional Class shares.

Prior to May 30, 2012, the Core Income Fund was named the Multiple Index Fund. The Fund’s Board of Trustees approved the name change so that the name would better reflect the investment practices of the Fund. In addition, on that same date, Class C shares in each Fund were converted to Class L shares. As a result, sales of these shares are no longer subject to a one year contingent deferred sales charge (“CDSC”). Class C shares that were purchased prior to May 30, 2012 will retain their CDSC for the full one year period from the date of purchase. Also on May 30, 2012, Class A shares of the Capital Income Fund were converted to Institutional Class shares, and Class D shares of the Capital Income Fund were converted to Class A shares and re-opened for purchase by the general public. As a result, the Institutional Class shares will not be subject to a front-end sales charge, and the new Class A shares will be subject to the same front-end sales charges as all other Class A shares offered by the Funds.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2013, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$504,670	$—	$—	$504,670
Common Stocks(1)	21,166,492	—	—	21,166,492
Exchange Traded Funds	1,600,470	—	—	1,600,470
Limited Partnerships	437,853	—	—	437,853
Real Estate Investment Trusts	1,624,972	—	—	1,624,972
Structures Notes	—	517,305	—	517,305

Total	$25,334,457	$517,305	$—	$25,851,762

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$37,073,103	$—	$—	$37,073,103
Exchange Traded Funds	3,520,461	—	—	3,520,461

Total	$40,593,564	$—	$—	$40,593,564

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$68,598,113	$—	$—	$68,598,113
Common Stocks(1)	79,460,928	—	—	47,124,818
Corporate Bonds	—	4,276,021	—	4,276,021
Exchange Traded Funds	179,636,294	—	—	211,972,404
Limited Partnerships	3,550,000	—	—	3,550,000
Municipal Bonds	—	207,650	—	207,650
Preferred Stocks	19,128,896	—	—	19,128,896
Real Estate Investment Trusts	102,435,225	—	—	102,435,225
Structured Notes	—	15,852,986	—	15,852,986

Total	$452,809,456	$20,336,657	$—	$473,146,113

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$1,949,180	$—	$—	$1,949,180
Corporate Bonds	—	3,102,925	—	3,102,925
Exchange Traded Funds	13,009,318	—	—	13,009,318
Preferred Stocks	1,510,945	—	—	1,510,945
Structured Notes	—	617,930	—	617,930

Total	$16,469,443	$3,720,855	$—	$20,190,298

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks(1)	$19,735,550	$—	$—	$19,735,550
Limited Partnerships	179,890	—	—	179,890
Exchange Traded Funds	2,077,638	—	—	2,077,638

Total	$21,993,078	$—	$—	$21,993,078

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds	$32,858,942	$—	$—	$32,858,942

(1)	See schedule of investments for segregation by the size of the company in which the Fund invests.

There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge (“CDSC”) of 1.00% is generally imposed on redemptions of Class L shares made within one year of the date of purchase if the purchase was made prior to May 30, 2012. Consequently, redemption value may differ from net asset value. Purchases of Class L shares on or after May 30, 2012 are not subject to a CDSC.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended January 31, 2013, the Advisor received $42,510, $38,757, $69,203, $37,117, and $37,185 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the year ended January 31, 2013, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$9,033,764	$9,571,237	$—	$—
Growth Fund	20,379,863	22,424,702	—	—
Income Fund	397,904,597	114,911,535	—	—
Core Income Fund	12,947,326	15,705,286	—	—
Value Fund	20,175,272	22,915,975	—	—
Master Allocation Fund	2,210,000	5,446,191	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended January 31, 2013 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	308,481	59,390	(831,055)	(463,184)	8,001	1,581	(21,975)	(12,393)
Class L	1,051,189	100,915	(1,224,094)	(71,990)	27,906	2,748	(32,860)	(2,206)
Institutional Class	1,987,119	70,979	(2,263,057)	(204,959)	51,473	1,860	(59,201)	(5,868)

Growth Fund:
Class A	2,832,213	—	(3,047,054)	(214,841)	267,986	—	(302,819)	(34,833)
Class L	2,196,461	—	(3,568,397)	(1,371,936)	229,932	—	(380,752)	(150,820)

Income Fund:
Class A	119,589,472	5,213,163	(16,854,323)	107,948,312	10,272,408	449,119	(1,440,305)	9,281,222
Class L	162,998,020	7,386,628	(19,648,107)	150,736,541	14,423,133	658,309	(1,742,936)	13,338,506
Institutional Class	43,866,949	1,634,792	(4,650,062)	40,851,679	3,640,228	136,371	(388,314)	3,388,285

Core Income Fund:
Class A	2,237,901	90,200	(2,665,576)	(337,475)	175,524	7,013	(207,916)	(25,379)
Class L	3,577,529	228,933	(5,366,025)	(1,559,563)	300,036	18,968	(451,420)	(132,416)

Value Fund:
Class A	1,417,889	—	(2,723,113)	(1,305,224)	107,869	—	(215,036)	(107,167)
Class L	1,133,133	—	(2,385,956)	(1,252,823)	94,760	—	(199,120)	(104,360)

Master Allocation Fund:
Class A	1,749,313	—	(4,631,143)	(2,881,830)	61,998	—	(169,414)	(107,416)
Class L	5,577,687	—	(5,665,532)	(87,845)	202,507	—	(206,168)	(3,661)

At January 31, 2013, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$3,658,625	$16,670,858	$189,833,002	$3,985,931	$13,555,729	$9,487,723
Class L	8,482,458	24,773,281	248,674,932	16,856,459	8,985,524	23,601,035
Institutional Class	14,230,891	—	53,453,653	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended January 31, 2012 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	6,609,637	69,238	(4,879,937)	1,798,938	178,659	1,894	(144,312)	36,241
Class C	536,667	105,373	(1,428,394)	(786,354)	15,131	3,010	(40,731)	(22,590)
Class D	8,490	65,276	(384,279)	(310,513)	227	1,826	(10,444)	(8,391)

Growth Fund:
Class A	5,855,314	—	(4,006,800)	1,848,514	608,975	—	(441,939)	167,036
Class C	1,096,856	—	(6,174,060)	(5,077,204)	125,404	—	(709,953)	(584,549)

Income Fund:
Class A	50,043,877	2,489,053	(15,370,590)	37,162,340	4,339,008	221,934	(1,375,635)	3,185,307
Class C	48,917,830	3,520,722	(11,176,242)	41,262,310	4,368,699	323,506	(1,032,626)	3,659,579
Institutional Class	6,959,585	568,386	(2,889,680)	4,638,291	584,428	49,110	(256,164)	377,374

Multiple Index Fund:
Class A	4,067,379	—	(3,603,115)	464,264	332,919	—	(297,031)	35,888
Class C	7,144,198	—	(6,647,722)	496,476	622,883	—	(575,085)	47,798

Value Fund:
Class A	5,200,562	—	(3,065,020)	2,135,542	410,262	—	(259,317)	150,945
Class C	730,003	—	(5,805,860)	(5,075,857)	63,927	—	(508,216)	(444,289)

Master Allocation Fund:
Class A	6,217,062	—	(3,993,048)	2,224,014	232,155	—	(155,741)	76,414
Class L	8,983,543	—	(5,842,685)	3,140,858	335,566	—	(229,106)	106,460

At January 31, 2012, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$13,135,434	$14,581,565	$69,652,776	$4,115,526	$13,579,431	$11,388,978
Class C	7,791,910	22,728,435	83,596,141	17,650,604	9,404,956	—
Class D	3,779,076	—	—	—	—	—
Institutional Class	—	—	9,763,714	—	—	—
Class L	—	—	—	—	—	21,279,689

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At January 31, 2013, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year	Carryover Character
Capital Income Fund	$414,333	2018
Growth Fund	4,874,717	2018
Income Fund	184,277	2014
	94,584	2015
	72,379	2017
	62,313	2018
	870,231	N/A	Short-Term
Core Income Fund	2,985,977	2018
Value Fund	5,028,726	2018
Master Allocation Fund	80,135	N/A	Short-Term
	54,547	N/A	Long-Term

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in the fiscal year ended January 31, 2012 and beyond retain their character, short-term or long-term, have no expiration date, and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid during the years ended January 31, 2013 and 2012 were as follows:

	January 31, 2013
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$474,000	$—	$474,000
Growth Fund	—	—	—
Income Fund	19,838,000	—	19,838,000
Core Income Fund	328,000	—	328,000
Value Fund	—	—	—
Master Allocation Fund	—	—	—

	January 31, 2012
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$483,000	$—	$483,000
Growth Fund	—	—	—
Income Fund	9,277,000	—	9,277,000
Core Income Fund	—	—	—
Value Fund	—	—	—
Master Allocation Fund	—	—	—

The tax-basis components of distributable earnings at January 31, 2013 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post-October Loss	Total
Capital Income Fund	$268,281	$—	$4,255,903	$(414,333)	$—	$4,109,851
Growth Fund	—	—	10,985,666	(4,874,717)	—	6,110,949
Income Fund	709,708	—	30,634,136	(1,283,784)	(1,251,461)	28,808,599
Core Income Fund	79,260	—	861,633	(2,985,977)	—	(2,045,084)
Value Fund	—	—	3,929,780	(5,028,726)	—	(1,098,946)
Master Allocation Fund	—	—	10,728,490	(134,682)	—	10,593,808

The difference between the book and tax basis of distributable earnings is primarily due to wash losses.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended January 31, 2013, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Undistributed net investment income	$—	$228,272	$—	$—	$45,086	$262,182
Accumulated net realized gain	—	—	—	—	—	—
Paid-in-capital	—	(228,272)	—	—	(45,086)	(262,182)

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the year ended January 31, 2013 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2013	Value 1/31/2013	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	288,394	13,742	(40,470)	261,666	$10,767,539	$229,648	$4,422
API Growth Fund	1,097,576	70,550	(191,161)	976,965	11,235,102	—	(33,734)
API Value Fund	859,786	72,634	(159,730)	772,690	10,856,301	—	(124,233)

Total	2,245,756	156,926	(391,361)	2,011,321	$32,858,942	$229,648	$(153,545)

10.	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU No. 2011-04 will have on the Funds’ financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the American Pension Investors Trust, (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Core Income Fund (formerly known as API Efficient Frontier Multiple Index Fund), API Efficient Frontier Value Fund, and API Master Allocation Fund, collectively referred to as the “Funds”), as of January 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and for all Funds except API Master Allocation Fund, the financial highlights for each of the three years in the period then ended, the period June 1, 2009 to January 31, 2010 and each of the two years in the period ended May 31, 2009, and with respect to API Master Allocation Fund the financial highlights for each of the three years in the period then ended and the period March 19, 2009 (commencement of operations) to January 31, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Pension Investors Trust as of January 31, 2013, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 22, 2013

The graphs that follow assume an initial investment of $10,000 made on January 31, 2003 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2013. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Free GTR Index and the Standard & Poor’s 500 are both a widely recognized unmanaged index of equity prices and each is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Funds, and to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2012 to January 31, 2013.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 1/31/2013	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.88%
Actual	$1,000.00	$1,095.50	$9.93
Hypothetical (5% return before expenses)	1,000.00	1,015.73	9.55
Class L				2.38%
Actual	1,000.00	1,092.70	12.55
Hypothetical (5% return before expenses)	1,000.00	1,013.21	12.08
Institutional Class				1.38%
Actual	1,000.00	1,098.36	7.30
Hypothetical (5% return before expenses)	1,000.00	1,018.25	7.02

Growth Fund
Class A				1.51%
Actual	1,000.00	1,175.90	8.28
Hypothetical (5% return before expenses)	1,000.00	1,017.59	7.68
Class L				2.51%
Actual	1,000.00	1,169.50	13.73
Hypothetical (5% return before expenses)	1,000.00	1,011.19	12.72

Income Fund
Class A				1.24%
Actual	1,000.00	1,087.80	6.53
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class L				1.68%
Actual	1,000.00	1,086.10	8.83
Hypothetical (5% return before expenses)	1,000.00	1,016.74	8.54
Institutional Class				0.68%
Actual	1,000.00	1,090.50	3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.78	3.47

Core Income Fund
Class A				1.47%
Actual	1,000.00	1,025.30	7.50
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.48
Class L				2.47%
Actual	1,000.00	1,020.20	12.58
Hypothetical (5% return before expenses)	1,000.00	1,012.75	12.53

Value Fund
Class A				1.64%
Actual	1,000.00	1,148.80	8.88
Hypothetical (5% return before expenses)	1,000.00	1,016.94	8.34
Class L				2.54%
Actual	1,000.00	1,143.00	13.72
Hypothetical (5% return before expenses)	1,000.00	1,012.40	12.88

Master Allocation Fund
Class A				1.22%
Actual	1,000.00	1,133.10	6.56
Hypothetical (5% return before expenses)	1,000.00	1,019.06	6.21
Class L				1.72%
Actual	1,000.00	1,130.00	9.23
Hypothetical (5% return before expenses)	1,000.00	1,016.53	8.74

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (184) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 62	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services). He is the father of David M. Basten.

David M. Basten Age 35	Vice-President, Assistant Secretary and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.

Mark A. Borel Age 60	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); Partner, JBO, LLC (real estate); Partner, Combo, LLC (real estate); Partner, A & K Bo, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Jamborita II, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Vice-President, Winnbo Electric (electrical contractor); Partner, Tabo, LLC (real estate); Partner, HAB, LLC (real estate); Partner, PPI, LLC (real estate); Partner, City Place Commercial (commercial real estate); Partner, City Place Apartments (real estate); Partner, KBO,LLC (real estate); Partner, Lake Group, LLC (real estate); Partner, Braxton Park, LLC (real estate); Partner, Bojam LLC (real estate)

Stephen B. Cox Age 64	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 56	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm); Director, E.C. Glass Foundation (non-profit); Director, Presbyterian Homes and Family Services, Inc. (non-profit).

Wayne C. Johnson Age 60	Trustee	Since 1988	All (consisting of six portfolios)	Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2013 and January 31, 2012 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $96,000 and $93,400, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2013 and January 31, 2012 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2013 and January 31, 2012 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $20,500 and $20,000, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2013 and January 31, 2012 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2013 and January 31, 2012 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $20,500 and $20,000, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: April 5, 2013

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 5, 2013

/s/ David D. Basten
David D. Basten
President

Date: April 5, 2013

/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer